Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2026	Sep. 30, 2026
Goodwill [Line Items]
Beginning balance			$ 2,076,347
Foreign exchange			(29,351)
Impairment			(203,323)
Ending balance		$ 1,843,673	1,843,673
Merchant Solutions
Goodwill [Line Items]
Beginning balance	[1]		635,044
Foreign exchange	[1]		0
Impairment		(144,583)	(144,583) [1]
Ending balance	[1]	490,461	490,461
Digital Wallet
Goodwill [Line Items]
Beginning balance	[2]		1,441,303
Foreign exchange	[2]		(29,351)
Impairment	[2]		(58,740)
Ending balance	[2]	$ 1,353,212	$ 1,353,212

[1]	Accumulated impairment loss was $1,303,728 as of September 30, 2026 and $1,159,145 as of December 31, 2025 within the Merchant Solutions segment.
[2]	Accumulated impairment loss was $781,782 as of September 30, 2026 and $723,042 as of December 31, 2025 within the Digital Wallets segment.